Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.0%
100.0%

Percentages based on total investments

Cambria Trinity ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.7%	10,407	$1,098,147
Cambria Emerging Shareholder Yield ETF(b)	308,005	9,566,635
Cambria Foreign Shareholder Yield ETF(b)	265,784	6,915,700
Cambria Global Real Estate ETF(b)	166,023	4,054,282
Cambria Global Value ETF(b)	348,984	7,170,504
Cambria Micro and SmallCap Shareholder Yield ETF(a)	139,574	3,537,740
Cambria Shareholder Yield ETF(b)	129,350	8,705,255
Cambria Tactical Yield ETF(a)(b)	47,112	1,185,102
Cambria Value and Momentum ETF(b)	421,363	11,840,427
First Trust Managed Futures Strategy Fund	70,759	3,365,567
Graniteshares Gold Trust(a)	119,339	2,399,907
Grizzle Growth ETF(c)(f)	87,729	2,290,332
iMGP DBi Managed Futures Strategy ETF	146,686	3,871,044
Invesco Emerging Markets Sovereign Debt ETF	114,579	2,300,746
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	318,232	4,302,497
iShares® Global Industrials ETF	18,298	2,317,076
iShares® Global Tech ETF	39,297	2,746,467
KFA Mount Lucas Managed Futures Index Strategy ETF	37,270	1,063,313
Schwab US TIPS ETF	44,136	2,310,961
Simplify Managed Futures Strategy ETF	42,936	1,020,589
SPDR® FTSE International Government Inflation-Protected Bond ETF	54,362	2,179,916
VanEck Gold Miners ETF	71,392	1,994,692
VanEck J. P. Morgan EM Local Currency Bond ETF	287,124	7,169,486
Vanguard® Intermediate-Term Treasury ETF	142,038	8,448,420
Vanguard® Small-Cap Value ETF	12,770	2,240,880
Vanguard® Total Bond Market ETF	76,627	5,626,721
WisdomTree Managed Futures Strategy Fund	64,939	2,263,774
Total Exchange Traded Funds (Cost $110,543,614)		111,986,180

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 5.25%(d)	330,326	330,326
Total Short-Term Investments (Cost $330,326)		330,326

Total Investments - 100.0% (Cost $110,873,940)		112,316,506
Other Assets in Excess of Liabilities - 0.0%(e)		19,774
Total Net Assets - 100.0%		$112,336,280

Percentages are stated as a percent of net assets.

ETF – Exchange Traded Funds FTSE – Financial Times Stock Exchange SPDR – Standard & Poor’s Depository Receipts TIPS – Treasury Inflated Protected Security

(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(e)	Represents less than 0.05% of net assets.
(f)	Affiliated investment due to Fund holding more that 5% of outstanding shares.

Cambria Trinity ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$111,986,180	$–	$–	$111,986,180
Short-Term Investments	330,326	–	–	330,326
Total Investments	$112,316,506	$–	$–	$112,316,506

Transactions with affiliated companies during the period ended January 31, 2024 are as follows:

Security Name	Market Value as of April 30, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of January 31, 2024	Share Balance as of January 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$9,884,898	$96,705	$199,658	$(525,424)	$(841,207)	$9,566,635	308,005	$530,882	$799,044	$(47,039)
Cambria Foreign Shareholder Yield ETF	10,429,729	4,552,827	34,854	(7,211,693)	(719,544)	6,915,700	265,784	417,920	331,734	(502,207)
Cambria Global Real Estate ETF	4,513,970	71,730	92,379	(223,348)	(363,786)	4,054,282	166,023	174,026	67,256	(103,919)
Cambria Global Value ETF	10,618,324	2,416,786	215,004	(4,959,339)	(516,972)	7,170,504	348,984	559,977	(86,774)	(516,525)
Cambria Micro and SmallCap Shareholder Yield ETF	-	3,469,582	-	-	-	3,537,740	139,574	-	68,158	-
Cambria Shareholder Yield ETF	4,751,297	4,779,438	100,502	(1,339,963)	(686,546)	8,705,255	129,350	79,624	933,411	167,116
Cambria Tactical Yield ETF	-	1,181,104	-	-	-	1,185,102	47,112	-	3,998	-
Cambria Value and Momentum ETF	9,232,280	2,076,666	196,712	(179,062)	(922,491)	11,840,427	421,363	79,589	1,409,901	26,421
Grizzle Growth ETF	-	2,279,916	-	(55,666)	(101,382)	2,290,332	87,729	7,628	160,090	7,374
	$49,430,498	$20,924,754	$839,109	$(14,494,495)	$(4,151,928)	$55,265,977	1,913,924	$1,849,646	$3,686,818	$(968,779)